JPMorgan Short Duration Bond Fund Average Annual Total Returns - R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
BLOOMBERG 1-3 YEAR US GOVERNMENT/CREDIT BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.35%	1.97%	2.09%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	5.63%	2.46%	2.51%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.80%	1.29%	1.52%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.31%	1.37%	1.49%